SHORT TERM AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Schedule of short term and long-term debt

(in thousands of $)	June 30,	December 31,
	2024	2023
U.S. dollar denominated floating rate debt
$320 Million Sale and Leaseback	277,925	287,275
$125 million tranche under the $375 Million Facility	86,298	97,354
Flex Resolute $150 Million Facility	138,158	142,106
Flex Enterprise $150 Million Facility	132,805	137,718
Flex Rainbow $180 Million Sale and Leaseback	169,690	174,066
$330 Million Sale and Leaseback	304,500	313,000
$140 million term tranche under the $290 Million Facility	121,843	129,104
Total U.S. dollar floating rate debt	1,231,219	1,280,623

U.S. dollar denominated fixed rate debt
Flex Volunteer Sale and Leaseback	142,290	145,881
Total U.S. dollar denominated fixed rate debt	142,290	145,881

U.S. dollar denominated revolving credit facilities
$150 million revolving tranche under the $290 Million Facility	150,000	150,000
$250 million revolving tranche under the $375 Million Facility	250,000	250,000
Total U.S. dollar denominated revolving credit facilities	400,000	400,000

Total debt	1,773,509	1,826,504

Less
Current portion of debt	(106,296)	(106,135)
Long-term portion of debt issuance costs	(10,919)	(12,096)
Long-term debt	1,656,294	1,708,273

Schedule of capital commitments
As of June 30, 2024, the Company's only capital commitments relate to long-term debt obligations, summarized below;

(figures in thousands of $)
	Sale & Leaseback	Period repayment	Balloon repayment	Total
1 year	52,099	54,197	—	106,296
2 years	52,813	54,361	—	107,175
3 years	53,559	54,361	—	107,920
4 years	54,360	52,198	250,000	356,558
5 years	55,149	21,200	392,786	469,135
Thereafter	626,425	—	—	626,425
Total	894,405	236,318	642,786	1,773,509